Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes	The Company’s income (loss) before income taxes includes the following for the six months ended June 30.
	2024	2023
	(Unaudited)
Non-PRC operations	$(328,168)	$(270,571)
PRC operations	620,407	1,218,486
Total income before income taxes	$292,239	$947,915
The Company’s income (loss) before income taxes includes the following for the years ended December 31.
	2023	2022	2021

Non-PRC operations	$(176,949)	$(385,297)	$(328,672)
PRC operations	1,771,475	2,254,260	2,540,882
Total income before income taxes	$1,594,526	$1,868,963	$2,212,210

Schedule of Income Tax Expense	Income tax expense was comprised of the following for the six months ended June 30.
	2024	2023
	(Unaudited)
Current tax expense	$799	$36,221
Deferred tax expense	169,778	289,720
Total income tax expense	$170,577	$325,941
Income tax expense was comprised of the following for the years ended December 31.
	2023	2022	2021

Current tax expense	$207,553	$276,189	$202,229
Deferred tax expense	339,332	177,029	340,624
Total income tax expense	$546,885	$453,218	$542,853

Schedule of Deferred Tax Assets and Liabilities	The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at June 30, 2024 and December 31, 2023 as follows.
	June 30, 2024	December 31, 2023
	(Unaudited)
Deferred tax assets
Net operating loss	$-	$8,338
Deferred revenue	16,145	39,340
Unbilled cost	403,130	374,357
Unbilled interest expenses	49,571	37,727
Software amortization	272,220	259,965
Allowance for doubtful accounts	12,005	13,459
Inventories obsolescence	-	(6,591)
Unrealized losses on trading securities	1,720	1,761
Accrued Bonus	42,065	43,074
Other	41,118	34,246
Total deferred tax assets	837,974	805,676
Deferred tax liabilities
Unbilled revenue	(2,468,456)	(2,270,234)
Unbilled interest income	(89,339)	(50,369)
Deferred government subsidiary income	-	(41,673)
Unrealized gain on short-term investment	(279)	(285)
Other	(14,841)	(14,336)
Total deferred tax liabilities	(2,572,915)	(2,376,897)
Valuation allowance	-	(32,942)
Net deferred tax liabilities	$(1,734,941)	(1,604,163)

The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at December 31, 2023 and 2022 as follows.
	2023	2022
Deferred tax assets
Net operating loss	$8,338	$5,313
Deferred revenue	39,340	205,605
Unbilled cost	374,357	355,461
Unbilled interest expenses	37,727	34,592
Software amortization	259,965	267,039
Allowance for doubtful accounts	13,459	8,308
Inventories obsolescence	(6,591)	7,043
Unrealized losses on trading securities	1,761	1,809
Accrued Bonus	43,074	62,441
Other	34,246	31,819
Total deferred tax assets	805,676	979,430
Deferred tax liabilities
Unbilled revenue	(2,270,234)	(2,149,169)
Unbilled interest income	(50,369)	(69,149)
Deferred government subsidiary income	(41,673)	(42,806)
Unrealized gain on short-term investment	(285)	(2,796)
Other	(14,336)	(4,462)
Total deferred tax liabilities	(2,376,897)	(2,268,382)
Valuation allowance	(32,942)	(11,469)
Net deferred tax liabilities	$(1,604,163)	$(1,300,421)

Schedule of a Reconciliation of Income Tax Expense	Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the six months ended June 30.
	2024	2023
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25.0%	25.0%
Effect of different tax rates in different jurisdictions	28.1%	7.1%
Permanent difference	4.3%	0.1%
Exemption rendered by local authorities	1.0%	2.2%
Effective tax rate	58.4%	34.4%
Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the years ended December 31.
	2023	2022	2021

PRC statutory tax rate	25%	25.0%	25.0%
Effect of different tax rates in different jurisdictions	2.8%	5.2%	3.7%
Permanent difference	-%	(0.1)%	1.1%
Tax holiday effect (1)	6.5%	(5.9)%	(5.3)%
Effective tax rate	34.3%	24.2%	24.5%
(1)	A PRC subsidiary incurred loss in 2023, which resulted in tax benefit and positive tax holiday effect in 2023.